Fixed deposits with financial institutions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fixed Deposits With Financial Institutions
Fixed deposits	$ 681,313	$ 859,902
Average effective tax rate	2.40%	2.20%